EARNINGS PER SHARE - Schedule of Potentially Anti-Dilutive Ordinary Shares Excluded from the Weight Average Number of Ordinary Shares for Diluted Earnings Per Share (Details) - shares shares in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share options
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Shares not-deemed to be issued in respect of employee options (in shares)	43	67	25